Financial instruments - Schedule of fair value of assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	$ 608	$ 517
Non-current convertible note from associated company	11	11
Senior Notes Due 2026, 2028, 2029, 2030, 2032, 2049 and 2052
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	4,232	4,347
Measured at FVPL | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(94)	(90)
Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(1)	(10)
Measured at amortized cost or cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(4,686)	(4,729)
Measured at amortized cost or cost | Senior Notes Due 2026, 2028, 2029, 2030, 2032, 2049 and 2052
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(4,550)	(4,566)
Measured at amortized cost or cost | Non-current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(4,550)	(4,676)
Measured at amortized cost or cost | Current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(136)	(53)
Measured at amortized cost or cost and fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(4,781)
Money market funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	237	84
Measured at FVOCI | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	243	147
Measured at amortized cost or cost and fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	780	680
Current financial assets	551	399
Financial assets at fair value and amortized cost or cost	1,331	1,079
Financial liabilities, at fair value and amortized cost		(4,829)
Measured at FVPL | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	1	1
Measured at FVPL | Deferred compensation assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	172	163
Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	11	2
Measured at FVPL | Current portion of long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	2	7
Measured at amortized cost or cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	364	369
Current financial assets	301	306
Financial assets at fair value and amortized cost or cost	665	675
Measured at amortized cost or cost | Long-term note receivable and other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	168	161
Current financial assets	1
Financial assets at fair value and amortized cost or cost	169
Measured at amortized cost or cost | Long-term receivables from customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	118	126
Current financial assets	115	116
Measured at amortized cost or cost | Minimum lease payments from finance lease agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	35	38
Current financial assets	27	27
Measured at amortized cost or cost | Long-term loans, VAT receivables, advances and security deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	43	44
Measured at amortized cost or cost | VAT receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	61	62
Measured at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	98	101
Level 3 | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(94)	(90)	$ (102)	$ (98)
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	172	163
Current financial assets	237	84
Financial assets at fair value and amortized cost or cost	409	247
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 1 | Measured at FVPL | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 1 | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 1 | Measured at amortized cost or cost | Non-current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 1 | Measured at amortized cost or cost | Current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 1 | Money market funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	237	84
Recurring fair value measurement | Level 1 | Measured at FVOCI | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at FVPL | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at FVPL | Deferred compensation assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	172	163
Recurring fair value measurement | Level 1 | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at FVPL | Current portion of long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at amortized cost or cost | Long-term note receivable and other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at amortized cost or cost | Long-term receivables from customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at amortized cost or cost | Minimum lease payments from finance lease agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at amortized cost or cost | Long-term loans, VAT receivables, advances and security deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at amortized cost or cost | VAT receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 1 | Measured at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	11	2
Financial assets at fair value and amortized cost or cost	11	2
Financial liabilities, at fair value and amortized cost	(1)	(10)
Recurring fair value measurement | Level 2 | Measured at FVPL | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 2 | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(1)	(10)
Recurring fair value measurement | Level 2 | Measured at amortized cost or cost | Non-current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 2 | Measured at amortized cost or cost | Current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 2 | Money market funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at FVOCI | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at FVPL | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at FVPL | Deferred compensation assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	11	2
Recurring fair value measurement | Level 2 | Measured at FVPL | Current portion of long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at amortized cost or cost | Long-term note receivable and other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at amortized cost or cost | Long-term receivables from customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at amortized cost or cost | Minimum lease payments from finance lease agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at amortized cost or cost | Long-term loans, VAT receivables, advances and security deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at amortized cost or cost | VAT receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 2 | Measured at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	244	148
Current financial assets	2	7
Financial assets at fair value and amortized cost or cost	246	155
Financial liabilities, at fair value and amortized cost	(94)	(90)
Recurring fair value measurement | Level 3 | Measured at FVPL | Contingent consideration liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	(94)	(90)
Recurring fair value measurement | Level 3 | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 3 | Measured at amortized cost or cost | Non-current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 3 | Measured at amortized cost or cost | Current financial debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value and amortized cost	0	0
Recurring fair value measurement | Level 3 | Money market funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at FVOCI | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	243	147
Recurring fair value measurement | Level 3 | Measured at FVPL | Long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	1	1
Recurring fair value measurement | Level 3 | Measured at FVPL | Deferred compensation assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at FVPL | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at FVPL | Current portion of long-term financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	2	7
Recurring fair value measurement | Level 3 | Measured at amortized cost or cost | Long-term note receivable and other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at amortized cost or cost | Long-term receivables from customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at amortized cost or cost | Minimum lease payments from finance lease agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at amortized cost or cost | Long-term loans, VAT receivables, advances and security deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at amortized cost or cost | VAT receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	0	0
Recurring fair value measurement | Level 3 | Measured at amortized cost or cost | Other receivables, security deposits and current assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Current financial assets	$ 0	$ 0